SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

On October 10, 2012, we paid cash dividends of $3,058 or $0.10 per ordinary shares. On October 1, 2012, we declared the following dividends:

Record Date	Payment Date	Amount per Ordinary Share
October 31, 2012	November 12, 2012	$0.11
November 30, 2012	December 10, 2012	$0.11
December 31, 2012	January 10, 2013	$0.11

On October 17, 2012, we completed the issuance of $250,000 of one-year and $450,000 of three-year term notes secured by servicing advance receivables at a weighted average interest spread over LIBOR of 1.55%. The proceeds were used to repay $600,000 in Class A through D term notes and to reduce borrowings on our Class A through D variable funding notes with a weighted average interest spread of 2.93%. Below is a schedule of the term notes by class:

Borrowing Type	Amount	Maturity	Amortization Date	Interest Rate (Yield)
Class A-1 Term Note	$215,067	October 2043	October 2013	135 bps
Class B-1 Term Note	17,807	October 2043	October 2013	175 bps
Class C-1 Term Note	8,903	October 2043	October 2013	325 bps
Class D-1 Term Note	8,223	October 2043	October 2013	400 bps
Class A-2 Term Note	387,121	October 2045	October 2015	200 bps
Class B-2 Term Note	32,053	October 2045	October 2015	250 bps
Class C-2 Term Note	16,026	October 2045	October 2015	400 bps
Class D-2 Term Note	14,800	October 2045	October 2015	500 bps